Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Common stock [Member]:	Additional paid-in capital [Member]:	Accumulated deficit [Member]:	Total Seanergy shareholders' equity [Member]:	Noncontrolling interest [Member]:
Balance as of, Value at Dec. 31, 2008	$ 131,565		$ 166,363	$ (34,798)	$ 131,565
Balance as of, Shares at Dec. 31, 2008		1,490,748
Issuance of common stock to convert promissory note, value	29,597		29,597		29,597
Issuance of common stock to convert promissory note, shares		439,058
Issuance of common stock due to earn-out, value	17,275		17,275		17,275
Issuance of common stock due to earn-out, shares		287,205
Gain from acquisition	6,813					6,813
Noncontrolling interest contribution	10,000					10,000
Net income (loss) for the year ended	31,569			30,052	30,052	1,517
Stock based compensation	0
Balance as of, value at Dec. 31, 2009	226,819		213,235	(4,746)	208,489	18,330
Balance as of, shares at Dec. 31, 2009		2,217,011
Gain from acquisition	0
Net income (loss) for the year ended	1,641			132	132	1,509
Issuance of commons stock, value	28,526	1	28,525		28,526
Issuance of common stock, shares		1,796,333
Subsidiaries acquired, value	17,679		37,518		37,518	(19,839)
Subsidiaries acquired, shares		3,301,587
Stock based compensation	0
Balance as of, value at Dec. 31, 2010	274,665	1	279,278	(4,614)	274,665
Balance as of, shares at Dec. 31, 2010		7,314,931
Gain from acquisition	0
Net income (loss) for the year ended	(197,756)			(197,756)	(197,756)
Issuance of non-vested shares, shares		3,332
Redemption of partial shares due to reverse stock split, shares		(601)
Stock based compensation	14		14		14
Balance as of, value at Dec. 31, 2011	$ 76,923	$ 1	$ 279,292	$ (202,370)	$ 76,923
Balance as of, shares at Dec. 31, 2011		7,317,662